GROUP STRUCTURE	12 Months Ended
Dec. 31, 2022
Group Structure
GROUP STRUCTURE

NOTE 5: GROUP STRUCTURE

5.1	Acquisition and sale of equity interests
5.1.1	Sale of equity interests of controlling stake in Edenor

On December 28, 2020, the Company entered into with Empresa de Energía del Cono Sur S.A. and Integra Capital S.A., Daniel Eduardo Vila, Mauricio Filiberti and José Luis Manzano (the “Purchaser”) a share purchase agreement whereby it agreed to sell its controlling interest in Edenor through the transfer of all Class A shares representing 51% of the capital stock and voting rights of said company (the “Transaction”). On February 17, 2021, Pampa’s shareholders meeting was held and the Transaction was approved.

On June 24, 2021, the ENRE approved the Transaction through Resolution No. 207/21, whereas, after meeting the precedent conditions, the transaction closing took place on June 30, 2021, with the transfer of shares and the change of controlling shareholder.

The agreed sales price consisted of: 21,876,856 Class B shares of Edenor, representing 2.41% of Edenor’s capital stock and voting rights, transferred upon the execution of the share purchase agreement; and US$ 95 million in cash, which was paid in 3 installments: (i) US$ 5 million upon the execution of the share purchase agreement; (ii) US$ 50 million on the closing date; and US$ 40 million, plus interest at a 10% fixed nominal annual rate (payable quarterly), between June and July 2022.

Within the previously described framework and pursuant to IFRS 5, and considering that the transaction involved loss of control over the subsidiary, all Edenor’s assets and liabilities had been classified as held for sale as of December 31, 2020 and had been measured at the lower between its fair value, net of costs associated with the sale, if applicable, and its book value, which involved the recognition of an impairment loss for US$ 589 million, included together with the results corresponding the Distribution of energy segment under “Discontinued operations” of the Consolidated Statement of Comprehensive Income for the years ended December 31, 2021 and 2020.

The statement of comprehensive income associated with the discontinued operations is disclosed below:

	Distribution of Energy
	12.31.2021	12.31.2020
Revenue	493	1,085
Cost of sales	(398)	(926)
Gross profit	95	159

Selling expenses	(36)	(79)
Administrative expenses	(26)	(64)
Other operating income	21	29
Other operating expenses	(18)	(25)
Reversal of property, plant and equipment impairment	16	(589)
Impairment of financial assets	(11)	(50)
Operating income (loss)	41	(619)

Gain on monetary position, net	120	115
Financial income	-	1
Financial costs	(106)	(110)
Other financial results	8	(20)
Financial results, net	22	(14)
Profit (Loss) before income tax	63	(633)

Income tax	(138)	41
Loss of the year from discontinued operations	(75)	(592)

Other comprehensive income (loss)
Items that will not be reclassified to profit or loss
Results related to defined benefit plans	-	1
Exchange differences on translation	34	(15)
Items that may be reclassified to profit or loss
Exchange differences on translation (1)	30	(19)
Other comprehensive income (loss) of the year from discontinued operations	64	(33)

Total comprehensive loss of the year from discontinued operations	(11)	(625)

Total (loss) profit of the year from discontinued operations attributable to:
Owners of the company	(39)	(499)
Non - controlling interest	(36)	(93)
	(75)	(592)

Total comprehensive loss of the year from discontinued operations attributable to:
Owners of the company	(9)	(517)
Non - controlling interest	(2)	(108)
	(11)	(625)

(1)	As of December 31, 2021, corresponds to the reclassification adjustment for exchange differences losses included in profit or loss on Edenor disposal. No exchange differences losses on translation were reconized during 2021.

The consolidated statement of cash flows related to discontinued operations as of December 21, 2021 and 2020 is presented below:

	Distribution of Energy
	12.31.2021	12.31.2020

Net cash generated by operating activities	116	211
Net cash used in investing activities	(166)	(86)
Net cash used in financing activities	(7)	(73)
(Decrease) Increase in cash and cash equivalents from discontinued operations	(57)	52

Cash and cash equivalents at the beginning of the year	52	9
Effect of devaluation and inflation on cash and cash equivalents	5	(9)
(Decrease) Increase in cash and cash equivalents	(57)	52
Cash and cash equivalents at the end of the year	-	52

5.1.2	Sale of equity interests in Refinor

On September 15, 2022, the Company entered into an agreement with Hidrocarburos del Norte S.A. for the sale of its Class A shares representing 28.5% of Refinor’s capital stock for a price of US$ 5.7 million, subject to the fulfillment of certain precedent conditions.

As of September 30, 2022, in accordance with IFRS 5 and since the transaction price was below the carrying amount, the Company recognised impairment losses, before taxes, for US$ 11 million, which are disclosed under “Share of profit from associates and joint ventures”.

On October 14, 2022, with the precedent conditions being met, the Company transferred such shares. As of the date of issuance of these Consolidated Financial Statements, the Company has collected US$ 1.7 million, and the amount of US$ 4 million is pending collection, to be financed over one year from the date of sale at an 8% nominal annual fixed interest rate in accordance with the share acquisition agreement.

5.1.3	Acquisition of an additional 50% interest in Greenwind

On August 12, 2022, Vientos Solutions L.L.C., Rio River Capital L.L.C and the Group entered into a share acquisition agreement whereby it acquired, for the amount of US$ 20.5 million, the whole equity interest in VS SLU, a Spanish company which main asset is its 50% interest in Greenwind’s capital stock.

On the acquisition date, the Company recorded profits of US$ 23.3 million to reflect the fair value of the 50% stake in Greenwind prior to the aforementioned acquisition, as this transaction is a business combination achieved in stages.

The following table details the fair value of the consideration transferred and the fair values of the assets acquired and the liabilities assumed as of August 12, 2022:

In million US$
Consideration transferred	(20.5)
Fair value of the previous interest in Greenwind	(20.4)
Total	(40.9)
Property, plant and equipment (1)	127.7
Intangible assets - Customer contract (2)	31.6
Financial assets at fair value	24.4
Trade receivables (3)	6.3
Other assets	0.1
Cash and cash equivalents	3.1
Borrowings	(89.3)
Deferred tax liabilities	(54.3)
Income tax liabilities	(4.4)
Trade and other payables	(2.0)
Provisions	(1.4)
Tax liabilities	(0.9)
Total acquisition price allocation (4)	40.9

(1)	Mario Cebreiro Wind Farm’s fair value was assessed using the “cost-based approach,” which consists of the farm’s replacement cost new, adjusted by its loss of value resulting from physical deterioration and functional and economic obsolescence.
(2)	The fair value of this intangible asset regarding the identified business transactions has been determined through the application of the “income-based approach” and the “multi-period excess earnings” method. Key assumptions used considered: i) projected generation level; and ii) discount rate. The useful life was assessed based on the remaining years of the contract.
(3)	For acquired trade receivables, contractual value does not differ from fair value.
(4)	No differences in the acquired assets’ accounting valuation were identified, except for the values detailed under Property, plant and equipment and Intangible assets.

Expenses related to the acquisition transaction were non-significant, therefore they were recognised as expenses in fiscal year result.

The acquisition contributed to the Group revenues from sales for US$ 11.3 million and net earnings for US$ 3.5 million for the August 12 - December 31, 2022 period.

If the acquisition had taken place on January 1, 2022, the consolidated revenues from sales and the results for the period as of December 31, 2022 would have been US$ 1,844 million and US$ 459 million, respectively. The pro forma information was calculated based on the Company and Greenwind’s results.

The Company paid US$ 20.5 million for the acquisition of the additional equity interest which, net of the cash and cash equivalents balance of US$ 3.1 million, results in a net cash flow of US$ 17.4 million, which is disclosed in the consolidated statement of cash flows in the item “Payment for the acquisition of subsidiaries and associates” under investment activities.

5.1.4	Acquisition of Autotrol Renovables S.A.

On September 30, 2022, the Company acquired 100% of the capital stock of Autotrol Renovables S.A., an entity holder of the “Wayra I Wind Farm” project (registered with the National Renewable Energy Projects Registry, “RENPER”) for a price of US$ 50 thousand.

5.1.5	Acquisition of VAR

On December 12, 2022, Parque Eólico Arauco S.A.P.E.M. (“PEA”) and the Company executed an agreement to acquire 100% of VAR’s capital stock. This company is exclusively engaged in electric power generation in the domestic market through the operation of Arauco II Wind Farm, with a 99.75 MW capacity, at a price of US$ 171 million, including the takeover of a US$ 46 million interest liability recorded in VAR and payable by PEA in 12 consecutive monthly installments as from transaction closing.

Upon the meeting of the precedent conditions, on December 16, 2022, PEA transferred VAR’s shares, and the Company paid US$ 128.1 million, an amount that considers the working capital adjustment estimated on that date. The amount paid is currently under review by the Company and PEA in accordance with the processes established in the share purchase agreement to assess the amount of VAR’s working capital adjustment as of closing. The following table details the fair value of the consideration transferred, and the fair values of the assets acquired and liabilities assumed as of, December 16, 2022:

In million US$
Consideration transferred	(128.1)
Estimated price adjustment	6.7
Total	(121.4)
Property, plant and equipment (1)	167.7
Intangible assets - Customer contract (2)	62.3
Trade receivables (3)	4.9
Other receivables	1.2
Deferred tax liability	(60.2)
Income tax liability	(5.0)
Trade and other payables	(3.3)
Other payables	(46.0)
Tax liabilities	(0.2)
Total acquisition price allocation (4)	121.4

(1)	Arauco Wind Farm’s fair value was assessed using the “cost-based approach,” which consists of the farm’s replacement cost new, adjusted by its loss of value resulting from physical deterioration and functional and economic obsolescence.
(2)	The fair value of this intangible asset regarding the identified business transactions has been determined through the application of the “income-based approach” and the “multi-period excess earnings” method. Key assumptions used considered: i) projected generation level; and ii) discount rate. The useful life was assessed based on the remaining years of the contract.
(3)	For acquired trade receivables, contractual value does not differ from fair value.
(4)	No differences in the acquired assets’ accounting valuation were identified, except for the values detailed under Property, plant and equipment and Intangible assets.

Expenses related to the acquisition transaction were non-significant, therefore they were recognised as expenses in fiscal year result.

If the acquisition had taken place on January 1, 2022, the consolidated revenues from sales and the results for the period as of December 31, 2022 would have been US$ 1,858 million and US$ 448 million, respectively. The pro forma information was calculated based on the Company and VAR’s results.

The Company paid US$ 93.2 million for the acquisition of the equity interest, which is disclosed in the consolidated statement of cash flows in the item “Payment for the acquisition of subsidiaries and associates” under investment activities. In addition, the Company made a partial payment by delivering public securities for US$ 34.9 million which is disclosed in the consolidated statement of cash flows in the item “significant non-cash transactions” (see Note 14.3).

5.2      Interest in subsidiaries, associates and joint ventures

5.2.1 Subsidiaries information

Unless otherwise indicated, the capital stock of the subsidiaries consists of common shares, each granting the right to one vote. The country of the registered office is also the principal place where the subsidiary develops its activities.

			12.31.2022	12.31.2021
Company	Country	Main activity	Direct and indirect participation %	Direct and indirect participation %
Autotrol Renovable S.A. (1)	Argentina	Generation	100.00%	-
GASA	Argentina	Generation	100.00%	100.00%
Enecor S.A.	Argentina	Electricity transportation	70.00%	70.00%
Fideicomiso CIESA	Argentina	Investment	100.00%	100.00%
Greenwind (3)	Argentina	Generation	100.00%	50.00%
HIDISA	Argentina	Generation	61.00%	61.00%
HINISA	Argentina	Generation	52.04%	52.04%
CISA	Argentina	Trader & investment	100.00%	100.00%
PEB	Bolivia	Investment	100.00%	100.00%
PB18	Ecuador	Oil	100.00%	100.00%
Energía Operaciones ENOPSA S.A.	Ecuador	Oil	100.00%	100.00%
Pampa Ecuador Inc	Ecuador	Investment	100.00%	100.00%
PE Energía Ecuador LTD	Gran Cayman	Investment	100.00%	100.00%
EISA	Uruguay	Investment	100.00%	100.00%
PISA	Uruguay	Investment	100.00%	100.00%
TGU	Uruguay	Gas transportation	51.00%	51.00%
Corod (3)	Venezuela	Oil	-	100.00%
Petrolera San Carlos S.A.	Venezuela	Oil	100.00%	100.00%
Vientos de Arauco Renovables S.A.U. (4)	Argentina	Generation	100.00%	-
Vientos Solutions Argentina S.A.U.	Argentina	Advisory services	100.00%	-
VS S.L. (2)	España	Investment	100.00%	-

(1)	See Note 5.1.4.
(2)	See Note 5.1.3.
(3)	Interest assigned under the assignment of the indirect interest in the capital stock of mixed companies in Venezuela. See Note 5.3.2.
(4)	See Note 5.1.5.

5.2.2	Information about investments in associates and joint ventures

The following table presents the main activity and financial information used for valuation and percentages of participation in associates and joint ventures:

		Information about the issuer
	Main activity	Date	Share capital	Profit (loss) of the year	Equity
Associates
OCP	Investment	12.31.2022	100	(4)	96
TGS (1)	Gas transportation	12.31.2022	4	182	1,508

Joint ventures
CIESA (1)	Investment	12.31.2022	4	93	770
Citelec (2)	Investment	12.31.2022	3	5	235
CTB	Generation	12.31.2022	48	53	536

(1)	The Company holds a direct and indirect interest of 3.764% in TGS and 50% in CIESA, a company that holds a 51% interest in the share capital of TGS. Therefore, additionally the Company has an indirect participation of 25.50% in TGS.

As of December 31, 2022, the quotation of TGS's ordinary shares and ADR published on the Buenos Aires Stock Exchange and the NYSE was $ 811.05 and US$ 11.80, respectively, granting to Pampa (direct and indirect) ownership an approximate stake market value of $ 188,568 million.

(2)	The Company holds a 50% interest in Citelec, a company that holds a 52.65% interest in Transener’s capital stock; therefore, the Company has a 26.33% indirect interest in Transener. As of December 31, 2022, Transener’s common share price listed at the Buenos Aires Stock Exchange was $ 184,50, conferring Pampa’s indirect interest an approximate $ 21,598 million market value.

The details of the balances of investments in associates and joint ventures are as follows:

	12.31.2022	12.31.2021
Disclosed in non-current assets
Associates
Refinor (1)	-	22
OCP	15	24
TGS	67	52
Total associates	82	98
Joint ventures
CIESA	435	347
Citelec	117	102
CTB	268	227
Total joint ventures	820	676
Total associates and joint ventures	902	774
Disclosed in non-current liabilities
Joint ventures
Greenwind	-	(4)
Total joint ventures	-	(4)

(1)	See Note 5.1.2.

The following tables show the breakdown of the share of profit from associates and joint ventures:

	12.31.2022	12.31.2021	12.31.2020
Associates
Refinor	(12)	(2)	(2)
OCP	(1)	18	(5)
TGS	7	7	1
Total associates	(6)	23	(6)

Joint ventures
CIESA	43	50	11
CTB	41	49	64
Citelec	3	(3)	13
Greenwind (1)	24	(2)	3
Total joint ventures	111	94	91
Total associates and joint ventures	105	117	85

(1)	See Note 5.1.3.

The evolution of investments in associates and joint ventures is as follows:

	12.31.2022	12.31.2021	12.31.2020
At the beginning of the year	770	547	507
Compensation	-	-	(5)
Dividends	(8)	-	(34)
Increases	1	17	3
Decrease due to acquisition of control (1)	(20)	-	-
Decrease due to sale of equity interests (2)	(6)	-	-
Share of profit	116	117	85
Impairment (2)	(11)	-	-
Exchange differences on translation	60	89	(9)
At the end of the year	902	770	547

(1)	See Note 5.1.3.
(2)	See Note 5.1.2.

5.2.3 Investment in CTB

On June 26, 2019. the acquisition by CTB, a company co-controlled by YPF and Pampa, of CTEB's goodwill was perfected, which is located at the petrochemical complex of the town of Ensenada, Province of Buenos Aires, consists of two open-cycle gas turbines, and has a 567 MW installed capacity.

CTB committed to obtain the commissioning of the closing of the combined cycle increasing the installed power capacity to 847 MW.

Both the open and the closed cycle have effective power purchase agreements with CAMMESA under Resolution SE No. 220/07: the first one, entered into on March 26, 2009 which expired on April 27, 2022, and the second one dated March 26, 2013 for a term of 10 years as from the commercial operation of the combined cycle, which stared operations on February 22, 2022. Moreover, energy not committed under contracts with CAMMESA is remunerated at the spot market.

CTEB will be managed and operated by Pampa and YPF on a rotational basis over 4-year periods. Pampa is responsible for managing CTEB’s operations until mid-2023. And YPF, through its subsidiary YPF Energía Eléctrica S.A., will supervise the necessary works for the closing of the combined cycle.

5.2.3.1 Financial Trust Agreement

As a result of the award of CTEB’s goodwill, certain amendments were made to the Enarsa-Barragán Financial Trust Agreement entered into between BICE Fideicomisos S.A. (Nación Fideicomisos S.A.’ continuing company), acting as Trustee, and CTB, in its capacity as Trustor substituting IEASA (former ENARSA) (the “Trust Agreement” or the “Trust”).

Under the Trust, on April 25, 2011 publicly traded Series B VRD for a face value of 582,920,167 were issued. The Trust’s underlying flow is made up of the collection rights resulting from the power supply agreements originally entered into between ENARSA (currently IEASA) and CAMMESA.

On June 26, 2019 and October 16, 2020, CTB made a partial early redemption of 109,628,836 and 275,053,045 outstanding Series B VRD, which were canceled on October 29, 2019 and December 4, 2020, respectively.

Finally, on December 17, 2021, CTB performed the total early redemption of 198,238,286 VRD for a total amount of US$ 94 million. As of the issuance of these Consolidated Financial Statements, the VRD have been canceled and the Trust has been liquidated.

5.2.3.2 Syndicated loan

On June 25, 2019, in order to partially finance the obligations undertaken as a result of the award and execution of the works for the closing of the combined cycle at CTEB, Citibank, N.A., Banco de Galicia y Buenos Aires S.A.U., Banco Santander Río S.A., HSBC Bank Argentina S.A. and Industrial and Commercial Bank of China (Argentina) S.A., in their capacity as lenders (the “Lenders”), granted a syndicated loan to CTB in the amount of US$ 170 million maturing on June 26, 2022, with US$ 136 million accruing a fixed 10.25% interest rate and US$ 34 million accruing a variable LIBOR rate+6.25.

On March 25, 2022 CTB and the lenders executed a amendment to the agreement modifying the loan repayment scheme in its variable interest rate tranche, with a new maturity on October 1, 2022, and changing the reference rate from LIBOR to SOFR.

During the fiscal year ended December 31, 2022, CTB has repaid at maturity the amount of US$ 74,4 million of the syndicated loan´s remaining installments.

5.2.3.4 Global Program of CB

On July 23, 2020, CTB’s Extraordinary General Shareholders’ Meeting resolved to approve the creation of a global program of simple corporate bonds non-convertible into shares for up to US$ 200 million or its equivalent in other currencies or units of value, and the issuance of corporate bonds under such program up to its maximum amount, at any time, to be issued in one or more classes and/or series, which authorization was granted by the CNV on September 24, 2020.

5.2.3.5 Issuance of CB

On June 4, 2021, CTB issued: (i) Class 1 CB for a total amount of US$ 27.3 million, accruing interest at an annual fixed rate of 4% and maturing on June 4, 2023; and (ii) Class 2 CB for a total amount of 37,504,954 units of purchasing power (“UVA”), adjustable by the Reference Stabilization Coefficient (CER), equivalent to $2,928 million, accruing interest at a fixed 4% rate and maturing on June 4, 2024.

On August 18, 2021, CTB reopened (i) Class 1 CB for a total amount of US$ 15.6 million at an issue price of 101.7050%; and (ii) Class 2 CB for a total amount of 27.9 million UVA at an initial value of $84.76 per UVA at an issue price of 100.82%.

On November 26, 2021, CTB issued Class 4 CB for a total amount of US$ 96 million, accruing interest at an annual 0% fixed rate and maturing on November 26, 2024.

On May 16, 2022, CTB issued: (i) Class 6 CB for a total amount of US$ 25 million at a fixed annual 0% rate maturing on May 16, 2025; and (ii) Class 7 CB for a total amount of $ 1,754 million accruing interest at a variable BADLAR rate plus an annual 2.98% spread and maturing on November 16, 2023.

On August 22, 2022, CTB issued Class 8 CB for a total amount of $ 4,235 million, accruing interest at a variable BADLAR rate plus a 1.00% annual spread and maturing on February 22, 2024.

Finally, on December 12, 2022, CTB reopened additional Class 6 CB for a total amount of US$ 58.6 million accruing interest at an annual 0% fixed rate and maturing on May 16, 2025. With the reopening of Class 6 CB, which were subscribed and paid in cash and in-kind through the delivery of Class 1 CB, Class 1 CB with a fair value of US$ 10.7 million were partially canceled, with a US$ 32.2 million outstanding face value.

All CB are secured by a personal guarantee subject to a precedent and subsequent condition granted by YPF and Pampa.

As of the date of issuance of these Consolidated Financial Statements, CTB is in compliance with all the covenants under its debt agreements.

5.2.3.6 Closing to combined cycle project

CTB’s closing to combined cycle commitment to increase its installed capacity from 567 MW to 847 MW has been affected from its beginning by the evolution of the measures associated with the COVID-19 pandemic. The stiffening of social lockdown measures from July 1, 2020 excluded private infrastructure works from the exempted activities. Later on, pursuant to Resolutions No. 1197-MJGM-2020 and No. 1690-MJGM-2020 issued by the Buenos Aires Chief of the Cabinet of Ministers’ Office, as amended, CTB resumed the execution of construction works following their critical path from July 20, 2020.

Within this framework, on July 28, 2020, the Company and the Joint Venture made up of SACDE Sociedad Argentina de Construcción y Desarrollo Estratégico S.A. and Techint Compañía Técnica Internacional S.A.C.E.I. entered into an addendum to the construction agreement within the framework of the restrictions imposed as a result of the COVID-19 pandemic, reaching an agreement on the impact on costs and works’ execution terms, and launching a new stage for the execution of the closing to combined cycle.

The evolution of the Argentine Government’s measures to contain the spread of COVID-19 in 2020 and 2021 has affected the works execution progress, delaying the term initially planned for commissioning and generating several instances of review in the schedule and the scope of the tasks necessary to complete the works, with the resulting increase in associated costs. Moreover, exchange and customs restrictions have impacted costs and terms for the supply of foreign equipment.

Given the problems in the normal execution of the project affecting the works’ terms and costs, on July 1, 2022, CTB and the Joint Venture made up by SACDE and Techint Compañía Técnica Internacional S.A.C.E I. entered into a new addendum to the construction agreement, which mainly stipulated as follows: (i) a new work schedule to reach the combined cycle’s commissioning; and (ii) the recognition in favor of the Joint Venture of the right to an US$8 million compensation on account of the incurred term and cost variations.

On January 27, 2023, CTB has launched the CC and on February 22, 2023, it stared operations under the supply agreement with CAMMESA.

5.2.3.7 Impairment of non-financial assets

Spot market prices were modified in May 2021 by SE Resolution No. 440/21, which, although providing for a 29% increase in remuneration, permanently abrogated the application of the automatic adjustment mechanism. This impacted the future flows collectible by CTB after the termination, in the year 2022, of the supply agreement with CAMMESA that remunerates the units making up the open cycle. Additionally, in 2020 and 2021 the progress of works for CTB’s closing to combined cycle was affected by the measures implemented to contain the COVID-19 spread, delaying the scheduled term for commissioning and increasing the costs associated with the completion of the project.

In view of these indications, CTB determined the estimation of the recoverable amount as of December 31, 2022 and 2021.

The methodology used in the estimation of the recoverable amount consisted of calculating the present value of future net cash flows expected to be generated by the CGU, discounted with a rate reflecting the weighted average costs of the capital employed.

The projections used by CTB in the calculation of the recoverable amount as of December 31, 2022 take into consideration 2 scenarios that weigh: i) the entry into effect of the new supply agreement with CAMMESA for the combined cycle in the first quarter of 2023; ii) the periodic price update in line with inflation for the spot remuneration; iii) the recognition of a long-term differential remuneration allowing to make the investments necessary to maintain availability and improve the open cycle’s efficiency; iv) the regularization of the financing term granted to CAMMESA in 2024; and v) an 11.7% after-tax WACC rate.

As of December 31, 2022, and 2021, CTB has not recorded any impairment losses as a result of the performed recoverability assessment.

5.2.4 Investment in OCP

The Company, through PEB, has an equity interest in OCPSA, an oil pipeline in Ecuador that has a transportation capacity of 450,000 barrels/day.

On August 12, 2021, the Company, through its subsidiary PEB, executed an agreement with Occidental International Exploration and Production Company for the acquisition of all the shares of Occidental del Ecuador Inc. (currently Pampa Ecuador Inc.) for US$ 5 million. Pampa Ecuador Inc. holds a 14.15 % equity interest in OCP.

The closing of the transaction involved the recognition of profits for US$ 17.2 million, under IAS 28. The following table details the consideration, the fair value of the acquired assets, and the profit recorded by the Company as of August 12, 2021:

In million US$
Acquisition cost	(5.0)
Total consideration	(5.0)
Share value of the interest in the fair value of OCP’s identifiable assets and liabilities (1)	12.7
OCP dividends to be received	9.5
Assets fair value	22.2
Profit (2)	17.2

(1)	Calculated based on the present value of expected dividend flows.
(2)	Disclosed under “Share of profit from associates and joint ventures”.

On August 12, 2021, PEB recorded an impairment reversal of US$ 1.6 million, on the interest in OCP, prior to the aforementioned acquisitions, in relation to the estimation of the present value of the future cash flows that were expected to be obtained through the collection of dividends considering the concession term and a discount rate of 15.09%.

The termination of the oil pipeline concession agreement is scheduled for January 12, 2024, considering the term extension resulting from the suspension of the contractual obligations due to force majeure events. On that date, OCP will transfer and deliver to the Ecuadorian Government or its designee all OCPSA’s shares at no cost, as well as the titles and rights over the oil pipeline’s assets. As of the issuance of these Consolidated Financial Statements, OCPSA is executing the actions defined in the contract to meet the transfer plan.

5.2.4.1 Recoverable value of the investment

The erosion process in the Quijos River course, in the San Rafael sector, on the border of the provinces of Sucumbíos and Napo, Ecuador, caused two force majeure events consisting of the rupture of different oil pipeline tranches and the resulting temporary suspension of the crude oil pumping in 2020 and 2021.

Additionally, on January 28, 2022, a new force majeure event occurred due to a stone landslide causing the pipeline’s rupture at KP96+526. OCPSA started the repairs of the affected pipeline and cleanup and remediation works. The crude oil transportation service was resumed on February 7, 2022.

PEB has performed recoverable amount tests for its investment in OCP as of December 31, 2021, considering the present value of the future cash flows it expects to obtain through the collection of dividends during the concession term, the term extension due to the suspension of contractual obligations resulting from the detailed Force Majeure events and a discount rate of 17.12%. PEB has not recorded any impairment losses as a result of the recoverability assessment performed as of December 31, 2021, and, as of December 31, 2022, has identified no additional indications that may impact the assumptions taken into consideration in the aforementioned assessment.

It is worth highlighting that on February 22, 2023, after the end of the fiscal year, a force majeure event occurred due to the collapse of the bridge over the Marker River, located in El Choco canton, Napo Province. In order to guarantee the continuity of the pipeline’s operations and avoid an environmental incident, OCPSA suspended crude oil pumping and started the complete drainage of the pipeline at KP96+075. Additionally, OCPSA notified the occurrence of the previously mentioned event to the Ministry of Energy and Mines. The crude oil transportation service was resumed on March 2, 2023.

5.2.4.2 Contingent liabilities in OCP

Several organizations and natural persons filed a constitutional protection proceeding against OCPSA, as well as the Ministry of Energy, the Ministry of the Environment and Water, Petroecuador and the Ministry of Health, alleging the infringement of several constitutional rights regarding the force majeure event consisting of the land subsidence and sliding at the Quijos River course, which resulted in the rupture of the pipeline at KP 93+469 in 2020. The safeguard action has been disallowed in the first and second instances by Orellana’s Provincial Court of Justice. As of the date of issuance of these Consolidated Financial Statements, the plaintiffs have filed a constitutional protection proceeding, which has been admitted to be heard by the Constitutional Court.

OCPSA's Management together with its legal advisors have classified an unfavorable ruling as remote, therefore, no provision has been recognized on this matter.

5.2.5	Investment in CITELEC

5.2.5.1 Impairment in the value of non-financial assets in Transener

The projections used by Transener in the calculation of the recoverable amount of long-lived non-financial assets considered 3 weighted alternatives associated with: (i) the status of negotiations with the ENRE; (ii) the Right-of-Use and Associated Maintenance contract; (iii) Transener’s management expectations on the transitional tariff increase to be granted until the conclusion of the new RTI; (iv) Transener’s expectations on the timeliness and outcome of the new RTI process; and (v) the impact of a cost monitoring scheme allowing for bi-annual updates to current tariffs.

As of December 31, 2022 and 2021, the book value of Transener’s long-lived non-financial assets does not exceed their recoverable amount.

5.2.5.2 Distribution of earnings

Regarding the loan agreement executed in July 2021 between Transener and BNA in the amount of $ 1,000 million, for the tree-year term, Transener’s Board of Directors has committed, while the loan remains outstanding, to refrain from making any proposal to the Shareholders’ Meeting regarding the release of reserves for their distribution as dividends to shareholders or, in case there are negative results affecting reserves, from proposing the distribution of earnings until reserves have been replenished.

5.2.6	Investment in CIESA

Impairment of non-financial assets in TGS

Argentina’s main macroeconomic and business variables have deteriorated since August 2019. This situation worsened in 2020 due to the negative consequences of the COVID pandemic on the Argentine economic situation, which forced the Argentine Government to take a series of measures, even affecting the regulatory framework of the natural gas transportation segment. As a result, TGS has re-estimated the cash flows used in determining the recoverable value (value in use) of the CGU in the Natural Gas Transportation segment.

The projections used in the calculation of the recoverable amount considered 3 weighted alternatives associated with: (i) the status of negotiations with the Argentine Government; (ii) the contractual rights resulting from the license; (iii) expectations on the transitional tariff increase to be granted until the conclusion of the new RTI; (iv) expectations on the result of the new RTI process; and (v) the impact of a cost monitoring scheme allowing for bi-annual updates to current tariffs.

As of December 31, 2022 and 2021, TGS has determined that it is not necessary to record an additional impairment charge, nor to reverse the recorded one.

5.3	Operations in oil and gas consortiums

5.3.1 General considerations

The Company is jointly and severally liable with the other participants for meeting the contractual obligations under these arrangements.

The production areas in Argentina are operated pursuant to concession production agreements with free hydrocarbons availability.

For the computable crude oil and natural gas in Argentina production, according to Law No.17,319, are paid royalties equivalent to 12% of the wellhead price of crude oil and natural gas. The wellhead price is calculated by deducting freight and other sales related expenses from the sale prices obtained from transactions with third parties. This rate may increase from 3% to 4% depending on the producing jurisdiction and market value of the product.

5.3.2 Oil and gas participation details

As of December 31, 2022, the Company and its associates are part of the joint operations and consortia for the exploration and production of oil and gas as indicated below:

		Participation			Duration Up To
Name	Location	Direct	Indirect	Operator

Argentine production
Río Neuquén	Río Negro and Neuquén	31.42% and 33.07%	-	YPF	2027/2051
Sierra Chata	Neuquén	45.55%	-	PAMPA	2053
El Mangrullo	Neuquén	100.00%	-	PAMPA	2053
La Tapera - Puesto Quiroga	Chubut	35.67%	-	Tecpetrol	2027
El Tordillo	Chubut	35.67%	-	Tecpetrol	2027
Aguaragüe (1)	Salta	15.00%	-	Tecpetrol	2023/2027
Gobernador Ayala	Mendoza	22.51%	-	Pluspetrol	2036
Anticlinal Campamento (2)	Neuquén	15.00%	-	Oilstone	2026
Estación Fernández Oro (3)	Río Negro	15.00%	-	YPF	2026
Río Limay este (Ex Senillosa) (4)	Neuquén	85.00%	-	PAMPA	2040
Veta Escondida y Rincón de Aranda	Neuquén	55.00%	-	PAMPA	2027
Rincón del Mangrullo	Neuquén	50.00%	-	YPF	2052
Los Blancos (ex Chirete)	Salta	50.00%	-	High Luck Group Limited	2045

Argentine exploration
Parva Negra Este (5)	Neuquén	42.50%	-	PAMPA	2019
Río Atuel (6)	Mendoza	33.33%	-	Petrolera El Trebol	2023
Borde del Limay (7)	Neuquén	85.00%	-	PAMPA	2015
Los Vértices (7)	Neuquén	85.00%	-	PAMPA	2015
Las Tacanas Norte (8)	Neuquén	90.00%	-	PAMPA	2023

(1)	On February 3, 2023, an agreement for a 10-year extension of the concession was signed with the enforcement authority. The Provincial Executive Order ratifying this agreement is pending publication.
(2)	Direct participation in 9 wells. On January 19, 2023, the Company accepted Oilstone Energía S.A.’s offer to terminate its rights and obligations under the investment agreement, the Joint Venture and the operating agreement of the block, effective from January 1, 2023.
(3)	Direct participation in 13 wells.
(4)	On January 2, 2023, the environmental remediation plan was approved by the Province of Neuquén’s Subsecretariat of Environment, a necessary preliminary step to relinquish the block.
(5)	A contractual continuity plan was submitted (see details below).
(6)	Pursuant to Resolution No. 1,787/22 of the Province of Mendoza’s Ministry of Economy and Energy, the granting of a lot under evaluation, requested by Phoenix Global Resources —Petrolera El Trébol’s controlling company— and the Company on April 6, 2022, was approved until August 31, 2023.
(7)	Under process of relinquishment to the province.
(8)	On January 4, 2023, the exploration period terminated, and the Company’s rights and obligations over the area expired.

Continuity plan in the Parva Negra Este block

On December 14, 2022, the Company, ExxonMobil Exploration Argentina S.R.L. and GyP submitted to Enforcement Authority a proposal for a contractual continuity plan which included: (i) the granting of a Lot under Evaluation for the April-2022 through April-2025 period, (ii) a 50% reduction of the block’s surface, to a total surface of 143 km2, and (iii) the assignment of ExxonMobil Exploration Argentina S.R.L.’s 42.50% interest to the Company.

As of the issuance of these Consolidated Financial Statements, the Enforcement Authority’s decision is pending.

Assignment of mixed companies in Venezuela

On May 6, 2022, the Company transferred to Integra Petróleo y Gas S.A. (the “Assignee”) all the rights and obligations of the Company for its direct and indirect interest in the capital of the following mixed companies in the Bolivarian Republic of Venezuela: Petroritupano S.A., Petroven-Bras S.A., Petrowayú S.A. and Petrokariña S.A. (the “Mixed Companies”) that exploit four hydrocarbon production areas in that country: Oritupano Leona, La Concepción, Acema and Mata (the “Areas”). As consideration for the assignment, the Assignee will pay to the Company 50% of any payment it obtains, whether monetary or in kind (including, without limitation, an indemnity, compensation, reparation or similar) related to the direct or indirect interest in the Mixed Companies and the Areas. This transaction is subject to the change of control approval by the Minister of Popular Power of Petroleum of the Bolivarian Republic of Venezuela.

As of the date of issuance of these Consolidated Financial Statements, the Company considers contingent the collection right associated with the assignment, in terms of IAS 37, taking into consideration that it is subject to the change of control approval and subsequent collection of payments by the Assignee.

5.4	Exploratory well costs

The following table provides the year end balances and activity for exploratory well costs, during the years ended December 31, 2022, 2021 and 2020:

	12.31.2022	12.31.2021	12.31.2020

At the beginning of the year	42	50	33
Increases	2	8	24
Transferred to development	(6)	(16)	(7)
At the end of the year	38	42	50

Number of wells at the end of the year	7	10	12